Financial Instruments - Disclosure of Accounts Receivables from Contract with Customers (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Accounts receivable from contracts with customers	R$ 215,338	R$ 228,583
Loss allowance	(632)	(632)
Non-current assets
Accounts receivable from contracts with customers	17,518	15,901
Receivables from contracts with customers	R$ 232,224	R$ 243,852